PGIM Jennison Global Equity Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
A
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	5.81%	5.81%
C
Prospectus [Line Items]
Average Annual Return, Percent	8.31%	6.14%	5.59%
R
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	6.68%	6.10%
Z
Prospectus [Line Items]
Average Annual Return, Percent	10.79%	7.32%	6.70%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.21%	5.41%	4.49%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	5.51%	4.86%
R6
Prospectus [Line Items]
Average Annual Return, Percent	10.86%	7.41%	6.80%